Debt - Summary of Issued Bond Outstanding (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Aug. 31, 2018	Nov. 30, 2017	Apr. 30, 2017
Debt Instrument [Line Items]
Debt	$ 24,854			$ 24,445
Industrial Activities
Debt Instrument [Line Items]
Debt	6,558			6,347
Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	5,061
Hedging effects, bond premium/discount, and unamortized issuance costs	(57)
Financial services
Debt Instrument [Line Items]
Debt	20,748			$ 20,436
Financial services | Bonds
Debt Instrument [Line Items]
Debt	2,649
Hedging effects, bond premium/discount, and unamortized issuance costs	26
2.875% Notes Due September 2021 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 413		€ 367
Coupon rate	2.875%	2.875%	2.875%
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 84		€ 75
Coupon rate	1.625%	1.625%	1.625%
1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 355		€ 316
Coupon rate	1.375%	1.375%	1.375%
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 414		€ 369
Coupon rate	2.875%	2.875%	2.875%
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 730		€ 650
Coupon rate	1.75%	1.75%	1.75%
3.500% Notes Due November 2025 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 112		€ 100
Coupon rate	3.50%	3.50%	3.50%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A.
Debt Instrument [Line Items]
Coupon rate					1.875%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 562		€ 500
Coupon rate	1.875%	1.875%	1.875%
1.750% Bonds Due March 2027 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 674		€ 600
Coupon rate	1.75%	1.75%	1.75%
3.875% Notes | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 56		€ 50
Coupon rate	3.875%	3.875%	3.875%
3.875% Notes | CNH Industrial Capital LLC | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 400
Coupon rate	3.875%	3.875%	3.875%
1.625% Bonds Due July 2029 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 562		€ 500
Coupon rate	1.625%	1.625%	1.625%
2.200% Bonds Due July 2039 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 56		€ 50
Coupon rate	2.20%	2.20%	2.20%
4.500% Notes Due August 2023 | C H N Industrial N V | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	4.50%	4.50%	4.50%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Coupon rate							3.85%
3.850% Notes Due November 2027 | C H N Industrial N V | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	3.85%	3.85%	3.85%
4.375% Notes Due November 2020 | CNH Industrial Capital LLC | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	4.375%	4.375%	4.375%
4.875% Notes Due April 2021 | CNH Industrial Capital LLC | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.875%	4.875%	4.875%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate								4.375%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.375%	4.375%	4.375%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Ltd.
Debt Instrument [Line Items]
Coupon rate	2.10%	2.10%	2.10%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Ltd. | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 123	$ 175
Coupon rate	2.10%	2.10%	2.10%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate						4.20%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC | Financial services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.20%	4.20%	4.20%